Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 313	$ 255	$ 227
Additions based on tax positions related to the current year	38	51	52
Additions for tax positions of prior years		43	27
Reduction for tax positions of prior years	(48)	(2)	(48)
Reduction due to ST-Ericsson deconsolidation			(8)
Settlements	(48)
Prepayment	(3)	(5)	(1)
Reductions due to lapse of statute of limitations	(1)
Foreign currency translation	(25)	(29)	6
Balance at end of year	$ 226	$ 313	$ 255